Personnel expenses	12 Months Ended
Mar. 31, 2022
Disclosure Of Personnel Expenses [Abstract]
Personnel expenses [text block]
26.	Personnel expenses

	Year ended
	March 31, 202 2	March 31, 2021	March 31, 2020
Salaries and wages	3,291,605	2,827,234	2,921,071
Contribution to provident fund and other funds	189,207	163,781	165,133
Staff welfare expenses	56,295	30,151	37,094
Employee stock compensation expense	22,885	40,051	46,371
	3,559,992	3,061,217	3,169,669
Attributable to cost of goods sold and services rendered	1,825,048	1,548,282	1,596,159
Attributable to selling, general and administrative expenses	1,734,944	1,512,934	1,573,512